Equity (Details Narrative)							12 Months Ended
	Apr. 24, 2025 USD ($)	Apr. 22, 2025 $ / shares shares	Apr. 21, 2025 $ / shares shares	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($) $ / shares shares	May 31, 2024 MYR (RM) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 01, 2024	Jan. 24, 2024	Dec. 01, 2023	Nov. 30, 2023	Oct. 17, 2023 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized					19,999,900		500,000,000	500,000,000
Ordinary shares , par value | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Ordinary shares, shares, issued							20,000,000	20,000,000					100
Ordinary shares, shares, outstanding							20,000,000	20,000,000					100
Adjustments to Additional Paid in Capital, Other | $				$ 5,311,880			$ (5,311,880)	$ (2,676,807)
IPO [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued, shares		3,100,000	3,100,000
Issuing price per share | $ / shares		$ 3.25	$ 3.25
Over-Allotment Option [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued, shares		465,000	465,000
Issuing price per share | $ / shares		$ 3.25	$ 3.25
Initial Public Offering and Over-allotment Option [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds | $	$ 11,586,250
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Adjustments to Additional Paid in Capital, Other | $
Straits Marine Services Pte Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage											100.00%	67.00%
Straits Marine Services Pte Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions					15,336,423	15,336,423
Straits Marine Services Pte Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage					100.00%
TMD Straits Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage					100.00%
TMD Sturgeon Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage					100.00%
Tumpuan Megah Development Sdn Bhd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage					30.00%		70.00%		100.00%	70.00%	33.00%
Acquired ownership percentage					70.00%
Tumpuan Megah Development Sdn Bhd [Member] | Dato’ Mohd Suhaimi Bin Hashim [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage					15.00%
Tumpuan Megah Development Sdn Bhd [Member] | Yong Sing Goo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage					15.00%
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions					4,500,000	4,500,000
Number of stock issued, shares					8,108,179	8,108,179
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member] | Dato’ Mohd Suhaimi Bin Hashim [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions					1,737,467	1,737,467
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member] | Yong Sing Goo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions					1,737,467	1,737,467
Straits Maritime Services Pte Ltd One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage					49.00%
Acquired ownership percentage					51.00%
Purchase consideration					$ 713,330	RM 3,324,902
Straits Maritime Services Pte Ltd One [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions					49,000	49,000
Number of stock issued, shares					1,188,543	1,188,543
Platinum Gate Capital Pte Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions					1,188,543	1,188,543
TMD Energy Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase consideration					$ 2,085,557	RM 9,720,989
TMD Energy Limited [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued, shares					3,474,934	3,474,934